SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disclosure Of Intangible Assets And Goodwill Explanatory (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets with indefinite useful life	$ 77,721	$ 25,419
Domain names and related websites
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets with indefinite useful life	69,554	22,642
Performance marketing | Domain names and related websites
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets with indefinite useful life	61,454	22,642
Fantasy sports, domain names and related websites | Domain names and related websites
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets with indefinite useful life	$ 8,100	$ 0